DERIVATIVE INSTRUMENTS - Diesel Derivative Contracts Outstanding (Details) - Cash Flow Hedges gal in Millions	12 Months Ended
Dec. 31, 2017 $ / gal gal
Diesel forward contracts
Derivative contracts
Diesel gallons (millions) | gal	18
Average rate ($/gallon) | $ / gal	1.64
Diesel forward contracts maturing in 2018
Derivative contracts
Diesel gallons (millions) | gal	16
Average rate ($/gallon) | $ / gal	1.63
Diesel forward contracts maturing in 2019
Derivative contracts
Diesel gallons (millions) | gal	2
Average rate ($/gallon) | $ / gal	1.72